Earnings Per Share	6 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
EARNINGS PER SHARE

15. EaRNINGS PER SHARE

Basic earnings per share represents the profits attributable to the ordinary shareholders divided by the weighted average number of common shares outstanding during the periods.

Diluted earnings per share represents the profits attributable to the ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

As at 30 June 2021, part of the restricted shares awards were unvested. However, since these shares contain a nonforfeitable rights to dividends, whether paid or unpaid, they are considered as participating securities and hence included in the computation of both basic and diluted earnings per share.

At the closing of the Business Combination, the Group issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (note 19). The Warrants were not included in the calculation of the diluted earnings per share, as the average market price of ordinary shares during the period has not exceeded the exercise price of the Warrants and therefore their effect would be antidilutive.

The following table shows the calculation of the basic and diluted earnings per share for the six months ended 30 June 2021 and 2020.

	For the six months ended 30 June
	2021	2020
		(Restated)
Profit for the period (USD ’000)	18,426	14,507
Less: profit attributable to the Earnout Shares (USD ’000)	(1,135)	(902)
Less: profit attributable to the restricted shares awards (note 11) (USD ’000)	(168)	-
Net profit available to common shareholders (USD ’000)	18,677	13,605

Weighted average number of shares – basic and diluted	45,470,835	40,630,159

Basic and diluted earnings per share (USD)	0.38	0.33